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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-05646

New Century Portfolios

(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481

(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc. 100 William Street, Suite 200 Wellesley, MA 02481

(Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055

Date of fiscal year end:        October 31, 2012

Date of reporting period:      April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

New Century Capital New Century Balanced New Century Opportunistic New Century International New Century Alternative Strategies SEMI-ANNUAL REPORT Six Months Ended April 30, 2012 (Unaudited)
100 William Street, Suite 200, Wellesley MA 02481	781-239-0445	888-639-0102	Fax 781-237-1635

CONTENTS

LETTER TO SHAREHOLDERS	2-3

NEW CENTURY PORTFOLIOS
New Century Capital Portfolio
Portfolio Information	4
Schedule of Investments	5-6
New Century Balanced Portfolio
Portfolio Information	7
Schedule of Investments	8-9
New Century Opportunistic Portfolio
Portfolio Information	10
Schedule of Investments	11-12
New Century International Portfolio
Portfolio Information	13
Schedule of Investments	14-15
New Century Alternative Strategies Portfolio
Portfolio Information	16
Schedule of Investments	17-18
Statements of Assets and Liabilities	19
Statements of Operations	20
Statements of Changes in Net Assets	21-23
Financial Highlights	24-28
Notes to Financial Statements	29-38
About Your Portfolios’ Expenses	39-41

LETTER TO SHAREHOLDERS	June 2012

Dear Fellow Shareholders:

I am pleased to present our Semi-Annual Report for the six-month period ended April 30, 2012. This Report presents important financial information for each of the New Century Portfolios. I also invite you to visit our website at www.newcenturyportfolios.com for additional information.

Over the six-month period ended April 30, 2012, U.S. markets experienced a strong rally, with a modest decline during the latter part of April. In fact, the first quarter of 2012 represented the largest quarterly rally in almost three years. Improved labor markets, increases in consumer spending, and strong corporate profits resulted in positive news for the U.S. International markets, however, remain a focus. Concerns about Europe are increasing once again as several European economies face the challenges of managing excessive debt and implementing austerity measures, while continuing to promote growth.

In New Century’s Annual Report dated October 31, 2011, we outlined a litany of global economic and political issues as major headwinds that we believe created volatility in the markets. Since then, very few of those issues have been resolved, and volatility remains. The last two months of 2011 and the first calendar quarter of 2012 saw volatility pick up, albeit on the positive side, after the downward slide experienced in mid-2011. In the face of these headwinds, the Portfolios are positioned with the current economic and political question marks as a backdrop to our diversified allocation approach. For instance, we continue to follow the uncertainty of the countries in the European Union. Given the lack of a clear agreed-upon solution in Europe, our preference is to invest more heavily in the United States, or in Emerging Market economies that continue to offer stronger growth rates while maintaining the ability to control inflation or other concerns via their central banks. Regarding domestic investments, we continue to favor Large-Cap companies that have a global footprint. Large-Cap companies are currently holding record levels of cash, and many continue to pay attractive dividends, which may reduce volatility and cushion returns in the face of exogenous market events. Below is a summary of each Portfolios’ performance and an overview of each Portfolio’s market positioning based on our current thematic views.

During the six-month period ended April 30, 2012, New Century Capital Portfolio reduced its allocation to both the Utilities and Natural Resource sectors in favor of Diversified Large-Cap Markets. During the period, New Century Capital Portfolio gained 9.75% as compared to the S&P 500® Composite Index which gained 12.77%.

Over the same six-month period, New Century Balanced Portfolio gradually increased its equity allocation to approximately 60%, while reducing the fixed income allocation to approximately 40%. Within the fixed income allocation, the Portfolio decreased its allocation to Foreign, U.S. Government, and Corporate Bonds while increasing its allocation to the High-Yield Bond sector and Large-Cap equities sector. The Portfolio also reduced its allocation to Utilities. During the period, New Century Balanced Portfolio gained 6.53%, as compared to the 12.77% gain by the S&P 500® Composite Index and 2.08% gain by the Barclays Intermediate Government/Credit Index.

New Century Opportunistic Portfolio reduced its exposure to the Natural Resources and the Mid-Cap equity sectors and increased its allocation to Large-Cap equities sector. During the six-month period ended April 30, 2012, New Century Opportunistic Portfolio gained 10.11% as compared to the Russell 3000 Growth Index which gained 13.86%.

New Century International Portfolio slightly reduced its allocation to the Americas, European and Global Energy sectors. The Portfolio continues to monitor its thematic long-term allocations which include exposure to Natural Resources and Emerging Markets. During the six-month period ended April 30, 2012, both the U.S. and Emerging Markets outperformed the Developed Foreign Markets. In the Portfolio’s European allocation, we have been favoring core European economies and countries outside of the Euro Zone. During the period, New Century International Portfolio gained 4.07%, while the International Equity Markets, as measured by the MSCI EAFE Index, gained 2.44%.

During the six-month period ended April 30, 2012, New Century Alternative Strategies Portfolio maintained diversified positions in ten distinct investment categories. The Portfolio reduced its exposure to the Asset Allocation and Global Macro categories. The Portfolio increased its cash and High-Yield allocations. New Century Alternative Strategies Portfolio gained 4.49% during the period, as compared to the Barclays Intermediate Government/Credit Index, which gained 2.08%, and the S&P 500® Composite Index which gained 12.77%.

While future performance is always unpredictable, we believe that New Century’s investment philosophy - diversification, risk assessment and long-term focus - will maximize risk-adjusted returns.

New Century is committed to its shareholders and appreciates your selecting New Century as part of your long-term investment strategy.

Sincerely,

Nicole M. Tremblay President, CEO	Wayne M. Grzecki Portfolio Manager	Ronald A. Sugameli Portfolio Manager

Susan K. Arnold Portfolio Manager	Andre M. Fernandes Portfolio Manager

Investors should take into consideration the investment objectives, risks, charges and expenses of the New Century Portfolios carefully before investing. The prospectus contains these details and other information and should be read carefully before investing. Principal value of an investment will fluctuate and shares when redeemed may be worth more or less than your original investment. Past performance is not indicative of future results. Portfolio and opinions expressed herein are subject to change.

NEW CENTURY CAPITAL PORTFOLIO PORTFOLIO INFORMATION April 30, 2012 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
Wells Fargo Advantage Growth Fund - Administrator Class	7.5%
iShares Dow Jones U.S. Energy Sector Index Fund	6.9%
iShares S&P 500 Growth Index Fund	6.6%
iShares S&P 500 Index Fund	6.4%
MFS Growth Fund - Class I	6.2%
Vanguard Dividend Growth Fund - Investor Shares	6.1%
Vanguard 500 Index Fund - Investor Shares	4.7%
iShares S&P SmallCap 600 Growth Index Fund	4.2%
iShares Russell 1000 Index Fund	3.3%
Fidelity Select Utilities Growth Portfolio	3.3%

NEW CENTURY CAPITAL PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2012 (Unaudited)

INVESTMENT COMPANIES — 99.5%	Shares	Value
Large-Cap Funds — 59.3%
Amana Trust Income Fund	27,265	$920,465
American Funds AMCAP Fund - Class A	138,376	2,939,111
BlackRock Equity Dividend Fund - Institutional Shares	112,986	2,219,039
Columbia Dividend Opportunity Fund - Class A	276,084	2,377,084
Gabelli Asset Fund (The) - Class I Shares	45,334	2,354,654
iShares Russell 1000 Index Fund (a)	40,000	3,100,800
iShares Russell 1000 Value Index Fund (a)	14,800	1,026,972
iShares S&P 500 Growth Index Fund (a)	80,900	6,095,006
iShares S&P 500 Index Fund (a)	42,350	5,940,858
iShares S&P 500 Value Index Fund (a)	44,300	2,838,301
MFS Growth Fund - Class I (b)	116,126	5,764,514
Morgan Stanley Institutional Opportunity Portfolio - Class P (b)	138,408	2,430,451
Vanguard 500 Index Fund - Investor Shares	33,811	4,359,866
Vanguard Dividend Growth Fund - Investor Shares	342,100	5,678,854
Wells Fargo Advantage Growth Fund - Administrator Class (b)	162,934	6,962,185
		55,008,160
Sector Funds — 17.2%
Fidelity Select Health Care Portfolio (b)	18,480	2,475,169
Fidelity Select Utilities Growth Portfolio	55,510	3,083,029
iShares Dow Jones U.S. Energy Sector Index Fund (a)	156,200	6,405,762
iShares S&P North American Natural Resources Index Fund (a)	19,100	741,462
PowerShares Dynamic Pharmaceuticals Portfolio (a)	59,300	1,896,414
SPDR Gold Trust (a) (b) (c)	8,000	1,295,040
		15,896,876
International Funds — 9.9%
Aberdeen Emerging Markets Institutional Fund - Institutional Class	122,255	1,777,587
First Eagle Global Fund - Class A	12,868	621,251
Harding, Loevner International Equity Portfolio - Institutional Class	128,016	1,888,242
iShares MSCI EAFE Index Fund (a)	30,500	1,639,375
iShares MSCI Emerging Markets Index Fund (a)	40,900	1,725,980
Oppenheimer International Growth Fund - Class Y	53,481	1,540,263
		9,192,698
Small-Cap Funds — 7.3%
iShares S&P SmallCap 600 Growth Index Fund (a)	47,200	3,865,208
iShares S&P SmallCap 600 Value Index Fund (a)	37,500	2,890,125
		6,755,333

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES — 99.5% (Continued)	Shares	Value
Mid-Cap Funds — 5.8%
iShares S&P MidCap 400 Growth Index Fund (a)	12,600	$1,414,728
iShares S&P MidCap 400 Value Index Fund (a)	31,600	2,687,580
SPDR S&P MidCap 400 ETF Trust (a)	7,200	1,297,440
		5,399,748

Total Investment Companies (Cost $68,060,919)		$92,252,815

MONEY MARKET FUNDS — 0.6%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.00% (d) (Cost $530,203)	530,203	$530,203

Total Investments at Value — 100.1% (Cost $68,591,122)		$92,783,018

Liabilities in Excess of Other Assets — (0.1%)		(92,697)

Net Assets — 100.0%		$92,690,321

(a)	Exchange-traded fund.

(b)	Non-income producing security.

(c)	For federal income tax purposes, structured as a grantor trust.

(d)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2012.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO PORTFOLIO INFORMATION April 30, 2012 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
Templeton Global Bond Fund - Class A	8.4%
Loomis Sayles Bond Fund - Institutional Class	7.2%
First Eagle Global Fund - Class A	6.5%
iShares S&P 500 Index Fund	5.9%
Loomis Sayles Institutional High Income Fund	5.5%
American Funds AMCAP Fund - Class A	5.4%
iShares Dow Jones U.S. Energy Sector Index Fund	5.4%
Dodge & Cox Income Fund	5.2%
Harding, Loevner International Equity Portfolio - Institutional Class	5.0%
SPDR S&P MidCap 400 ETF Trust	4.8%

NEW CENTURY BALANCED PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2012 (Unaudited)

INVESTMENT COMPANIES — 98.5%	Shares	Value
Large-Cap Funds — 20.1%
American Funds AMCAP Fund - Class A	173,046	$3,675,490
iShares Russell 1000 Growth Index Fund (a)	19,600	1,293,600
iShares Russell 1000 Value Index Fund (a)	20,300	1,408,617
iShares S&P 500 Index Fund (a)	28,300	3,969,924
Vanguard Dividend Appreciation ETF (a)	14,500	846,075
Wells Fargo Advantage Growth Fund - Investor Class (b)	59,739	2,429,001
		13,622,707
Sector Funds — 19.9%
Consumer Staples Select Sector SPDR Fund (a)	76,300	2,607,171
Fidelity Select Health Care Portfolio (b)	6,525	873,935
Fidelity Select Utilities Growth Portfolio	26,852	1,491,343
iShares Dow Jones U.S. Energy Sector Index Fund (a)	89,100	3,653,991
iShares S&P North American Natural Resources Index Fund (a)	31,800	1,234,476
PowerShares Dynamic Food & Beverage Portfolio (a)	72,700	1,438,006
PowerShares Dynamic Pharmaceuticals Portfolio (a)	40,100	1,282,398
SPDR Gold Trust (a) (b) (c)	5,300	857,964
		13,439,284
International Funds — 11.5%
First Eagle Global Fund - Class A	91,530	4,419,087
Harding, Loevner International Equity Portfolio - Institutional Class	229,733	3,388,559
		7,807,646
Worldwide Bond Funds — 10.8%
Loomis Sayles Global Bond Fund - Institutional Class	96,357	1,636,136
Templeton Global Bond Fund - Class A	431,592	5,653,854
		7,289,990
Government/Corporate Bond Funds — 10.1%
Loomis Sayles Bond Fund - Institutional Class	331,148	4,871,187
Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares	190,101	1,933,326
		6,804,513
High Quality Bond Funds — 7.1%
Calvert Bond Portfolio - Class I	80,147	1,283,952
Dodge & Cox Income Fund	257,700	3,520,179
		4,804,131
Mid-Cap Funds — 5.9%
iShares S&P MidCap 400 Value Index Fund (a)	9,000	765,450
SPDR S&P MidCap 400 ETF Trust (a)	17,980	3,239,996
		4,005,446
High Yield Bond Funds — 5.5%
Loomis Sayles Institutional High Income Fund	499,584	3,691,922

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES — 98.5% (Continued)	Shares	Value
Small-Cap Funds — 4.7%
iShares S&P SmallCap 600 Growth Index Fund (a)	22,500	$1,842,525
iShares S&P SmallCap 600 Value Index Fund (a)	17,200	1,325,604
		3,168,129
Convertible Bond Funds — 2.9%
Allianz AGIC Convertible Fund - Institutional Shares	35,540	985,873
Calamos Convertible Fund - Class I	60,948	1,008,088
		1,993,961

Total Investment Companies (Cost $54,229,684)		$66,627,729

MONEY MARKET FUNDS — 1.6%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.00% (d) (Cost $1,074,208)	1,074,208	$1,074,208

Total Investments at Value — 100.1% (Cost $55,303,892)		$67,701,937

Liabilities in Excess of Other Assets — (0.1%)		(82,791)

Net Assets — 100.0%		$67,619,146

(a)	Exchange-traded fund.

(b)	Non-income producing security.

(c)	For federal income tax purposes, structured as a grantor trust.

(d)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2012.

See accompanying notes to financial statements.

NEW CENTURY OPPORTUNISTIC PORTFOLIO PORTFOLIO INFORMATION April 30, 2012 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
iShares S&P 500 Growth Index Fund	14.6%
Wells Fargo Advantage Growth Fund - Administrator Class	12.8%
Technology Select Sector SPDR Fund	8.8%
iShares MSCI Emerging Markets Index Fund	8.5%
iShares S&P 500 Value Index Fund	7.3%
Brown Advisory Growth Equity Fund - Institutional Shares	6.9%
SPDR S&P MidCap 400 ETF Trust	5.6%
iShares S&P North American Natural Resources Index Fund	4.8%
Vanguard Growth ETF	3.9%
Oppenheimer Developing Markets Fund - Class Y Shares	3.8%

NEW CENTURY OPPORTUNISTIC PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2012 (Unaudited)

INVESTMENT COMPANIES — 97.3%	Shares	Value
Large-Cap Funds — 45.5%
Brown Advisory Growth Equity Fund - Institutional Shares (b)	67,658	$1,007,434
iShares S&P 500 Growth Index Fund (a)	28,200	2,124,588
iShares S&P 500 Value Index Fund (a)	16,500	1,057,155
Vanguard Growth ETF (a)	8,000	566,080
Wells Fargo Advantage Growth Fund - Administrator Class (b)	43,314	1,850,798
		6,606,055
Sector Funds — 24.3%
Fidelity Select Health Care Portfolio (b)	2,813	376,816
iShares Dow Jones U.S. Energy Sector Index Fund (a)	13,200	541,332
iShares S&P North American Natural Resources Index Fund (a)	18,100	702,642
PowerShares Dynamic Pharmaceuticals Portfolio (a)	14,700	470,106
SPDR Gold Trust (a) (b) (c)	1,000	161,880
Technology Select Sector SPDR Fund (a)	42,800	1,275,440
		3,528,216
International Funds — 13.4%
Harding, Loevner International Equity Portfolio - Institutional Class	11,052	163,014
iShares MSCI Emerging Markets Index Fund (a)	29,300	1,236,460
Oppenheimer Developing Markets Fund - Class Y Shares	16,672	551,181
		1,950,655
Mid-Cap Funds — 9.2%
Meridian Growth Fund	11,136	522,489
SPDR S&P MidCap 400 ETF Trust (a)	4,502	811,261
		1,333,750
Small-Cap Funds — 4.9%
Gabelli Small Cap Growth Fund (The) - Class I	13,431	473,699
iShares S&P SmallCap 600 Growth Index Fund (a)	2,900	237,481
		711,180

Total Investment Companies (Cost $10,735,728)		$14,129,856

See accompanying notes to financial statements.

NEW CENTURY OPPORTUNISTIC PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 2.6%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.00% (d) (Cost $374,936)	374,936	$374,936

Total Investments at Value — 99.9% (Cost $11,110,664)		$14,504,792

Other Assets in Excess of Liabilities — 0.1%		17,080

Net Assets — 100.0%		$14,521,872

(a)	Exchange-traded fund.

(b)	Non-income producing security.

(c)	For federal income tax purposes, structured as a grantor trust.

(d)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2012.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO PORTFOLIO INFORMATION April 30, 2012 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
iShares MSCI Germany Index Fund	5.6%
iShares S&P Latin America 40 Index Fund	5.4%
Matthews Pacific Tiger Fund - Class I	5.3%
Harding, Loevner International Equity Portfolio - Institutional Class	5.1%
iShares MSCI Canada Index Fund	4.5%
iShares MSCI United Kingdom Index Fund	4.5%
ProShares Ultra MSCI Japan	4.5%
iShares S&P Global Energy Sector Index Fund	4.4%
Fidelity Canada Fund	4.4%
iShares MSCI Switzerland Index Fund	4.3%

NEW CENTURY INTERNATIONAL PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2012 (Unaudited)

INVESTMENT COMPANIES — 98.8%	Shares	Value
Europe Funds — 27.0%
Columbia European Equity Fund - Class A	188,476	$1,093,162
Franklin Mutual European Fund - Class A	118,098	2,332,429
iShares MSCI Germany Index Fund (a)	152,000	3,426,080
iShares MSCI Sweden Index Fund (a)	58,000	1,643,140
iShares MSCI Switzerland Index Fund (a)	105,600	2,620,992
iShares MSCI United Kingdom Index Fund (a)	156,546	2,747,382
Vanguard MSCI Europe ETF (a)	57,700	2,593,038
		16,456,223
Diversified Funds — 25.1%
Columbia Acorn International Select Fund - Class A	59,974	1,649,877
Harding, Loevner International Equity Portfolio - Institutional Class	212,227	3,130,344
iShares MSCI EAFE Growth Index Fund (a)	20,200	1,170,590
iShares MSCI EAFE Index Fund (a)	17,500	940,625
iShares MSCI EAFE Value Index Fund (a)	21,600	981,720
iShares S&P Global Energy Sector Index Fund (a)	68,700	2,699,223
iShares S&P Global Infrastructure Index Fund (a)	26,200	930,624
iShares S&P Global Materials Sector Index Fund (a)	19,100	1,185,728
Oppenheimer International Growth Fund - Class Y	26,606	766,241
Templeton Institutional Funds - Foreign Smaller Companies Series	101,459	1,791,761
		15,246,733
Asia/Pacific Funds — 24.0%
Fidelity Japan Fund	161,007	1,598,801
iShares FTSE/Xinhua China 25 Index Fund (a)	61,500	2,332,695
iShares MSCI Australia Index Fund (a)	105,800	2,522,272
iShares MSCI Pacific ex-Japan Index Fund (a)	49,700	2,191,770
Matthews Pacific Tiger Fund - Class I	143,625	3,231,567
ProShares Ultra MSCI Japan (a) (b)	46,300	2,731,700
		14,608,805
Americas Funds — 17.1%
Fidelity Canada Fund	50,045	2,684,397
iShares MSCI Canada Index Fund (a)	97,600	2,767,936
iShares MSCI Mexico Investable Market Index Fund (a)	26,800	1,656,776
iShares S&P Latin America 40 Index Fund (a)	72,300	3,307,002
		10,416,111
Emerging Markets Funds — 5.6%
iShares MSCI Emerging Markets Index Fund (a)	34,000	1,434,800
Vanguard Emerging Markets Stock Index Fund (a)	45,800	1,947,874
		3,382,674

Total Investment Companies (Cost $43,279,977)		$60,110,546

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 1.3%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.00% (c) (Cost $789,411)	789,411	$789,411

Total Investments at Value — 100.1% (Cost $44,069,388)		$60,899,957

Liabilities in Excess of Other Assets — (0.1%)		(61,394)

Net Assets — 100.0%		$60,838,563

(a)	Exchange-traded fund.

(b)	Non-income producing security.

(c)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2012.

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO PORTFOLIO INFORMATION April 30, 2012 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
Marketfield Fund	5.8%
Calamos Market Neutral Income Fund - Class A	5.6%
Wasatch Long/Short Fund	5.4%
First Eagle Global Fund - Class A	5.3%
FPA Crescent Fund	5.3%
Merger Fund (The)	4.2%
BlackRock Global Allocation Fund - Class A	4.1%
TFS Market Neutral Fund	3.9%
Arbitrage Fund - Class I	3.8%
Templeton Global Bond Fund - Class A	3.8%

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2012 (Unaudited)

INVESTMENT COMPANIES — 96.3%	Shares	Value
Long/Short Equity Funds — 17.2%
Marketfield Fund (b)	455,061	$6,889,622
TFS Market Neutral Fund	308,079	4,645,836
Wasatch Long/Short Fund	469,247	6,367,684
Weitz Partners III Opportunity Fund - Institutional Class (b)	195,162	2,523,443
		20,426,585
Arbitrage Funds — 15.9%
Arbitrage Fund - Class I	342,821	4,501,245
Calamos Market Neutral Income Fund - Class A	533,896	6,716,407
Merger Fund (The)	312,385	4,938,811
Touchstone Merger Arbitrage Fund - Institutional Shares	263,153	2,789,426
		18,945,889
Global Macro Funds — 15.8%
BlackRock Global Allocation Fund - Class A	251,152	4,869,828
First Eagle Global Fund - Class A	131,304	6,339,380
Ivy Asset Strategy Fund - Class A	169,999	4,365,569
Mutual Global Discovery Fund - Class Z	108,610	3,187,715
		18,762,492
Asset Allocation Funds — 10.0%
Berwyn Income Fund	317,772	4,242,256
FPA Crescent Fund	222,128	6,317,334
Greenspring Fund	55,649	1,318,316
		11,877,906
High Yield/Fixed Income Funds — 9.4%
Forward Credit Analysis Long/Short Fund - Institutional Class	350,070	3,021,108
Ivy High Income Fund - Class A Shares	149,209	1,247,385
Loomis Sayles Institutional High Income Fund	324,488	2,397,970
Templeton Global Bond Fund - Class A	342,865	4,491,531
		11,157,994
Natural Resources Funds — 9.4%
Highbridge Dynamic Commodities Strategy Fund - Select Class	97,992	1,764,837
JPMorgan Alerian MLP Index ETN (e)	27,000	1,080,270
Market Vectors Gold Miners ETF (a)	34,000	1,577,260
PIMCO CommodityRealReturn Strategy Fund - Class A	262,233	1,728,116
RS Global Natural Resources Fund - Class A (b)	25,870	949,946
SPDR Gold Trust (a) (b) (c)	10,500	1,699,740
SteelPath MLP Select 40 Fund - Institutional Class (b)	116,234	1,282,066
Vanguard Precious Metals and Mining Fund - Investor Shares	56,910	1,059,669
		11,141,904
Real Estate Funds — 6.4%
ING Global Real Estate Fund - Class I	224,088	3,811,728
Vanguard REIT ETF (a)	58,000	3,797,260
		7,608,988

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES — 96.3% (Continued)	Shares	Value
Option Hedged Funds — 6.1%
Eaton Vance Enhanced Equity Income Fund II (d)	50,000	$545,000
Eaton Vance Risk-Managed Diversified Equity Income Fund (d)	60,000	621,000
Eaton Vance Tax-Managed Buy-Write Income Fund (d)	70,000	945,000
Eaton Vance Tax-Managed Buy-Write Opportunities Fund (d)	100,000	1,290,000
Gateway Fund - Class A	143,023	3,881,653
		7,282,653
Managed Futures Funds — 3.9%
ASG Managed Futures Strategy Fund - Class Y	131,153	1,303,661
MutualHedge Frontier Legends Fund - Class I Shares	335,457	3,327,736
		4,631,397
Deep Value/Distressed Securities Funds — 2.2%
Fairholme Fund (The) (b)	46,458	1,396,513
Royce Value Trust, Inc. (d)	87,041	1,195,943
		2,592,456

Total Investment Companies (Cost $102,384,189)		$114,428,264

MONEY MARKET FUNDS — 3.8%	Shares	Value
Invesco STIT—STIC Prime Portfolio (The) - Institutional Class, 0.00% (f) (Cost $4,516,177)	4,516,177	$4,516,177

Total Investments at Value — 100.1% (Cost $106,900,366)		$118,944,441

Liabilities in Excess of Other Assets — (0.1%)		(61,830)

Net Assets — 100.0%		$118,882,611

(a)	Exchange-traded fund.

(b)	Non-income producing security.

(c)	For federal income tax purposes, structured as a grantor trust.

(d)	Closed-end fund.

(e)	Exchange-traded note.

(f)	Variable rate security. The rate shown is the 7-day effective yield as of April 30, 2012.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF ASSETS AND LIABILITIES April 30, 2012 (Unaudited)

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century Opportunistic Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
ASSETS
Investments in securities:
At acquisition cost	$68,591,122	$55,303,892	$11,110,664	$44,069,388	$106,900,366
At value (Note 1A)	$92,783,018	$67,701,937	$14,504,792	$60,899,957	$118,944,441
Dividends receivable	65	6,412	33	51	1,143
Receivable for capital shares sold	1,230	2,175	30,000	1,195	15,154
Other assets	11,026	8,534	3,108	8,075	13,674
TOTAL ASSETS	92,795,339	67,719,058	14,537,933	60,909,278	118,974,412

LIABILITIES
Payable for capital shares redeemed	—	24,000	—	—	744
Payable to Adviser (Note 2)	77,754	56,610	7,738	51,110	74,860
Payable to Distributor (Note 3)	18,600	11,649	2,955	12,200	6,400
Other accrued expenses	8,664	7,653	5,368	7,405	9,797
TOTAL LIABILITIES	105,018	99,912	16,061	70,715	91,801

NET ASSETS	$92,690,321	$67,619,146	$14,521,872	$60,838,563	$118,882,611

Net assets consist of:
Paid-in capital	$67,604,565	$57,193,887	$12,614,137	$48,441,665	$117,031,778
Accumulated undistributed net investment income (loss)	24,908	43,270	(20,314)	283,772	(308,211)
Accumulated net realized gains (losses) on investments	868,952	(2,016,056)	(1,466,079)	(4,717,443)	(9,885,031)
Net unrealized appreciation on investments	24,191,896	12,398,045	3,394,128	16,830,569	12,044,075
Net assets	$92,690,321	$67,619,146	$14,521,872	$60,838,563	$118,882,611

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,273,781	4,730,988	1,333,906	4,391,580	9,780,988

Net asset value, offering price and redemption price per share (a)	$17.58	$14.29	$10.89	$13.85	$12.15

(a)	Redemption price may differ from the net asset value per share depending upon the length of time held (Note 1B).

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2012 (Unaudited)

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century Opportunistic Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
INVESTMENT INCOME
Dividends	$677,234	$1,118,176	$81,153	$730,993	$1,742,639

EXPENSES
Investment advisory fees (Note 2)	447,009	326,945	67,644	298,772	428,357
Distribution costs (Note 3)	107,596	65,655	16,911	70,219	95,205
Accounting fees	19,487	18,280	15,679	18,000	20,727
Administration fees (Note 2)	17,208	13,439	5,230	12,537	21,196
Legal and audit fees	14,435	11,317	4,462	10,596	17,691
Trustees’ fees and expenses (Note 2)	14,375	10,540	2,212	9,599	18,408
Transfer agent fees	10,500	10,500	10,500	10,500	10,500
Custody and bank service fees	8,668	6,789	2,045	6,380	10,768
Insurance expense	3,784	2,664	570	2,777	4,930
Postage & supplies	3,785	2,923	1,655	2,696	3,163
Other expenses	5,479	4,922	3,680	4,813	6,016
Total expenses	652,326	473,974	130,588	446,889	636,961
Less fees waived by the Adviser (Note 2)	—	—	(29,121)	—	—
Net expenses	652,326	473,974	101,467	446,889	636,961

NET INVESTMENT INCOME (LOSS)	24,908	644,202	(20,314)	284,104	1,105,678

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investments	475,196	431,860	72,489	86,407	1,779,730
Capital gain distributions from regulated investment companies	400,834	396,058	102,594	89,604	554,515
Net change in unrealized appreciation (depreciation) on investments	7,475,118	2,725,008	1,162,827	1,903,931	1,660,831

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	8,351,148	3,552,926	1,337,910	2,079,942	3,995,076

NET INCREASE IN NET ASSETS FROM OPERATIONS	$8,376,056	$4,197,128	$1,317,596	$2,364,046	$5,100,754

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF CHANGES IN NET ASSETS

	New Century Capital Portfolio		New Century Balanced Portfolio
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
FROM OPERATIONS
Net investment income (loss)	$24,908	$(240,474)	$644,202	$919,575
Net realized gains from security transactions	475,196	7,967,498	431,860	991,946
Capital gain distributions from regulated investment companies	400,834	144,757	396,058	79,337
Net change in unrealized appreciation (depreciation) on investments	7,475,118	(3,383,909)	2,725,008	788,079
Net increase in net assets from operations	8,376,056	4,487,872	4,197,128	2,778,937

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income (Note 1E)	—	—	(828,337)	(941,153)
From net realized gains on security transactions (Note 1E)	(497,600)	—	—	—
Decrease in net assets from distributions to shareholders	(497,600)	—	(828,337)	(941,153)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,464,010	3,892,082	1,659,459	3,406,806
Proceeds from redemption fees collected (Note 1B)	—	—	369	326
Net asset value of shares issued in reinvestment of distributions to shareholders	476,833	—	792,109	901,552
Payments for shares redeemed	(5,730,948)	(13,044,041)	(2,783,829)	(6,443,866)
Net decrease in net assets from capital share transactions	(3,790,105)	(9,151,959)	(331,892)	(2,135,182)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,088,351	(4,664,087)	3,036,899	(297,398)

NET ASSETS
Beginning of period	88,601,970	93,266,057	64,582,247	64,879,645
End of period	$92,690,321	$88,601,970	$67,619,146	$64,582,247

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$24,908	$—	$43,270	$227,405

CAPITAL SHARE ACTIVITY
Shares sold	86,856	237,739	120,616	246,569
Shares reinvested	29,877	—	59,467	66,437
Shares redeemed	(343,953)	(788,882)	(201,807)	(466,920)
Net decrease in shares outstanding	(227,220)	(551,143)	(21,724)	(153,914)
Shares outstanding, beginning of period	5,501,001	6,052,144	4,752,712	4,906,626
Shares outstanding, end of period	5,273,781	5,501,001	4,730,988	4,752,712

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF CHANGES IN NET ASSETS

	New Century Opportunistic Portfolio		New Century International Portfolio
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
FROM OPERATIONS
Net investment income (loss)	$(20,314)	$(54,968)	$284,104	$434,905
Net realized gains from security transactions	72,489	563,851	86,407	2,781,204
Capital gain distributions from regulated investment companies	102,594	—	89,604	—
Net change in unrealized appreciation (depreciation) on investments	1,162,827	(110,711)	1,903,931	(8,139,613)
Net increase (decrease) in net assets from operations	1,317,596	398,172	2,364,046	(4,923,504)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income (Note 1E)	—	—	(434,898)	(374,706)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	443,578	2,342,894	1,115,878	4,989,543
Proceeds from redemption fees collected (Note 1B)	—	39	163	1,213
Net asset value of shares issued in reinvestment of distributions to shareholders	—	—	429,919	370,045
Payments for shares redeemed	(468,260)	(1,225,190)	(3,898,687)	(7,747,872)
Net increase (decrease) in net assets from capital share transactions	(24,682)	1,117,743	(2,352,727)	(2,387,071)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,292,914	1,515,915	(423,579)	(7,685,281)

NET ASSETS
Beginning of period	13,228,958	11,713,043	61,262,142	68,947,423
End of period	$14,521,872	$13,228,958	$60,838,563	$61,262,142

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$(20,314)	$—	$283,772	$434,566

CAPITAL SHARE ACTIVITY
Shares sold	41,609	228,401	83,089	335,837
Shares reinvested	—	—	33,852	24,653
Shares redeemed	(45,436)	(124,792)	(292,147)	(539,081)
Net increase (decrease) in shares outstanding	(3,827)	103,609	(175,206)	(178,591)
Shares outstanding, beginning of period	1,337,733	1,234,124	4,566,786	4,745,377
Shares outstanding, end of period	1,333,906	1,337,733	4,391,580	4,566,786

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF CHANGES IN NET ASSETS

	New Century Alternative Strategies Portfolio
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
FROM OPERATIONS
Net investment income	$1,105,678	$1,877,881
Net realized gains from security transactions	1,779,730	1,155,274
Capital gain distributions from regulated investment companies	554,515	559,407
Net change in unrealized appreciation (depreciation) on investments	1,660,831	(2,090,130)
Net increase in net assets from operations	5,100,754	1,502,432

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income (Note 1E)	(1,636,766)	(1,655,004)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,809,013	12,085,063
Proceeds from redemption fees collected (Note 1B)	244	618
Net asset value of shares issued in reinvestment of distributions to shareholders	1,604,814	1,628,407
Payments for shares redeemed	(9,836,454)	(34,007,680)
Net increase (decrease) in net assets from capital share transactions	577,617	(20,293,592)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,041,605	(20,446,164)

NET ASSETS
Beginning of period	114,841,006	135,287,170
End of period	$118,882,611	$114,841,006

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$(308,211)	$222,877

CAPITAL SHARE ACTIVITY
Shares sold	739,800	995,488
Shares reinvested	139,792	134,357
Shares redeemed	(833,240)	(2,792,202)
Net increase (decrease) in shares outstanding	46,352	(1,662,357)
Shares outstanding, beginning of period	9,734,636	11,396,993
Shares outstanding, end of period	9,780,988	9,734,636

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2012		Years Ended October 31,
	(Unaudited)		2011		2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$16.11		$15.41		$13.26	$11.76	$20.68	$17.23

Income (loss) from investment operations:
Net investment income (loss)	0.00	(a)	(0.04)		(0.03)	0.03	0.02	(0.06)
Net realized and unrealized gains (losses) on investments	1.56		0.74		2.21	1.50	(7.94)	3.51
Total from investment operations	1.56		0.70		2.18	1.53	(7.92)	3.45

Less distributions:
Distributions from net investment income	—		—		(0.03)	(0.03)	(0.14)	—
Distributions from net realized gains	(0.09)		—		—	—	(0.86)	—
Total distributions	(0.09)		—		(0.03)	(0.03)	(1.00)	—

Proceeds from redemption fees collected	—		—		0.00 (a)	0.00 (a)	0.00 (a)	0.00	(a)

Net asset value, end of period	$17.58		$16.11		$15.41	$13.26	$11.76	$20.68

TOTAL RETURN (b)	9.75%	(c)	4.54%		16.47%	13.05%	(40.06% )	20.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$92,690		$88,602		$93,266	$85,000	$84,119	$144,228

Ratio of expenses to average net assets (d)	1.46%	(f)	1.42%		1.40%	1.41%	1.29%	1.25%

Ratio of net investment income (loss) to average net assets (d) (e)	0.06%	(f)	(0.25%	)	(0.20% )	0.27%	0.08%	(0.32%	)

Portfolio turnover	1%	(c)	60%		10%	4%	27%	21%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.

(d)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e)	Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2012		Years Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$13.59		$13.22	$11.93	$10.54	$16.13	$14.57

Income (loss) from investment operations:
Net investment income	0.14		0.20	0.15	0.22	0.25	0.19
Net realized and unrealized gains (losses) on investments	0.73		0.37	1.30	1.39	(4.69)	1.56
Total from investment operations	0.87		0.57	1.45	1.61	(4.44)	1.75

Less distributions:
Distributions from net investment income	(0.17)		(0.20)	(0.16)	(0.22)	(0.30)	(0.19)
Distributions from net realized gains	—		—	—	—	(0.85)	—
Total distributions	(0.17)		(0.20)	(0.16)	(0.22)	(1.15)	(0.19)

Proceeds from redemption fees collected	0.00	(a)	0.00 (a)	—	—	0.00 (a)	0.00 (a)

Net asset value, end of period	$14.29		$13.59	$13.22	$11.93	$10.54	$16.13

TOTAL RETURN (b)	6.53%	(c)	4.29%	12.23%	15.57%	(29.46% )	12.09%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$67,619		$64,582	$64,880	$61,578	$62,423	$95,052

Ratio of expenses to average net assets (d)	1.45%	(f)	1.43%	1.44%	1.45%	1.38%	1.35%

Ratio of net investment income to average net assets (d) (e)	1.97%	(f)	1.39%	1.20%	2.07%	1.71%	1.21%

Portfolio turnover	7%	(c)	17%	7%	13%	22%	28%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.

(d)
The ratios of expenses and net investment income to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY OPPORTUNISTIC PORTFOLIO FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2012		Years Ended October 31,
	(Unaudited)		2011		2010		2009		2008	2007
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$9.89		$9.49		$7.97		$7.08		$11.78	$9.45

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.04)		(0.02)		0.01		(0.05)	(0.05)
Net realized and unrealized gains (losses) on investments	1.02		0.44		1.55		0.88		(4.26)	2.38
Total from investment operations	1.00		0.40		1.53		0.89		(4.31)	2.33

Less distributions:
Distributions from net investment income	—		—		(0.01)		—		(0.05)	—
Distributions from net realized gains	—		—		—		—		(0.34)	—
Total distributions	—		—		(0.01)		—		(0.39)	—

Proceeds from redemption fees collected	—		0.00	(a)	0.00	(a)	0.00	(a)	0.00 (a)	—

Net asset value, end of period	$10.89		$9.89		$9.49		$7.97		$7.08	$11.78

TOTAL RETURN (b)	10.11%	(c)	4.21%		19.19%		12.57%		(37.74% )	24.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$14,522		$13,229		$11,713		$11,316		$10,587	$14,935

Ratios of expenses to average net assets:
Before expense reimbursement and waived fees (d)	1.93%	(f)	1.91%		2.03%		2.08%		1.79%	1.88%
After expense reimbursement and waived fees (d)	1.50%	(f)	1.50%		1.50%		1.50%		1.50%	1.50%

Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and waived fees (d) (e)	(0.73%	)(f)	(0.81%	)	(0.77%	)	(0.47%	)	(0.89% )	(0.88%	)
After expense reimbursement and waived fees (d) (e)	(0.30%	)(f)	(0.40%	)	(0.24%	)	0.11%		(0.60% )	(0.50%	)

Portfolio turnover	4%	(c)	24%		7%		10%		56%	47%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.

(d)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e)	Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2012		Years Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$13.41		$14.53	$12.70	$10.08	$20.06	$15.06

Income (loss) from investment operations:
Net investment income	0.07		0.10	0.09	0.13	0.28	0.03
Net realized and unrealized gains (losses) on investments	0.47		(1.14)	1.82	2.61	(9.47)	5.61
Total from investment operations	0.54		(1.04)	1.91	2.74	(9.19)	5.64

Less distributions:
Distributions from net investment income	(0.10)		(0.08)	(0.08)	(0.12)	(0.33)	(0.06)
Distributions from net realized gains	—		—	—	—	(0.46)	(0.58)
Total distributions	(0.10)		(0.08)	(0.08)	(0.12)	(0.79)	(0.64)

Proceeds from redemption fees collected	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00	(a)

Net asset value, end of period	$13.85		$13.41	$14.53	$12.70	$10.08	$20.06

TOTAL RETURN (b)	4.07%	(c)	(7.22% )	15.07%	27.45%	(47.52% )	38.62%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$60,839		$61,262	$68,947	$89,449	$76,234	$147,416

Ratios of expenses to average net assets (d)	1.50%	(f)	1.46%	1.45%	1.44%	1.29% (g)	1.35%	(g)

Ratios of net investment income to average net assets (d) (e)	0.95%	(f)	0.63%	0.57%	1.23%	1.66% (g)	0.11%	(g)

Portfolio turnover	1%	(c)	13%	4%	11%	34%	10%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.

(d)
The ratios of expenses and net investment income to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

(g)
Absent the recoupment of fees previously waived and expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 1.28% and 1.32% and the ratios of net investment income to average net assets would have been 1.68% and 0.14% for the years ended October 31, 2008 and 2007, respectively (Note 2).

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2012		Years Ended October 31,
	(Unaudited)		2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$11.80		$11.87	$11.11	$10.14	$13.93	$13.03

Income (loss) from investment operations:
Net investment income	0.12		0.17	0.08	0.14	0.27	0.18
Net realized and unrealized gains (losses) on investments	0.40		(0.09)	0.83	1.15	(3.39)	1.34
Total from investment operations	0.52		0.08	0.91	1.29	(3.12)	1.52

Less distributions:
Distributions from net investment income	(0.17)		(0.15)	(0.15)	(0.32)	(0.36)	(0.32)
Distributions from net realized gains	—		—	—	—	(0.31)	(0.30)
Total distributions	(0.17)		(0.15)	(0.15)	(0.32)	(0.67)	(0.62)

Proceeds from redemption fees collected	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value, end of period	$12.15		$11.80	$11.87	$11.11	$10.14	$13.93

TOTAL RETURN (b)	4.49%	(c)	0.62%	8.21%	13.16%	(23.44% )	12.09%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$118,883		$114,841	$135,287	$139,168	$136,999	$128,117

Ratio of expenses to average net assets (d)	1.12%	(f)	1.09%	1.10%	1.06%	1.00%	1.06%

Ratio of net investment income to average net assets (d) (e)	1.94%	(f)	1.48%	0.74%	1.46%	1.46%	1.07%

Portfolio turnover	15%	(c)	31%	22%	27%	17%	8%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.

(d)
The ratios of expenses and net investment income to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS April 30, 2012 (Unaudited)

(1)	SIGNIFICANT ACCOUNTING POLICIES

New Century Portfolios (“New Century”) is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers shares of five series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the “Portfolios” and each, a “Portfolio”). New Century Capital Portfolio and New Century Balanced Portfolio commenced operations on January 31, 1989. New Century Opportunistic Portfolio and New Century International Portfolio commenced operations on November 1, 2000, and New Century Alternative Strategies Portfolio commenced operations on May 1, 2002.

Weston Financial Group, Inc. (the “Adviser”), a wholly-owned subsidiary of The Washington Trust Company, serves as the investment adviser to each Portfolio. Weston Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Washington Trust Bancorp, Inc., serves as the distributor and principal underwriter to each Portfolio.

The investment objective of New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign).

The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), fixed income securities (domestic and foreign), or in a composite of such securities. This Portfolio maintains at least 25% of its assets in fixed income securities by selecting registered investment companies that invest in such securities.

The investment objective of New Century Opportunistic Portfolio is to provide capital growth, without regard to current income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign), fixed income securities that seek appreciation such as high-yield, lower rated debt securities (domestic or foreign), or other securities that are selected by those investment companies to achieve growth.

The investment objective of New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of registered investment companies that emphasize investments in equities and fixed income securities (foreign, worldwide, emerging markets and domestic).

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

The investment objective of New Century Alternative Strategies Portfolio is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize alternative strategies.

The price of shares of each Portfolio fluctuates daily and there is no assurance that the Portfolios will be successful in achieving their stated investment objectives.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Investment Valuation

Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies. The Portfolios may also invest in closed-end investment companies, exchange-traded funds, and to a certain extent, directly in securities when the Adviser deems it appropriate. Investments in closed-end investment companies, exchange-traded funds and direct investments in securities are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Adviser believes do not reflect market value are valued at their fair value as determined in good faith by the Adviser under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 (see page 31 and 32) within the fair value hierarchy, depending on the inputs used. Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading. Short-term investments (those with remaining maturities of 60 days or less) may be valued at amortized cost which approximates market value.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level of the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Portfolio’s investments by security type as of April 30, 2012:

New Century Capital Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$92,252,815	$—	$—	$92,252,815
Money Market Funds	530,203	—	—	530,203
Total	$92,783,018	$—	$—	$92,783,018

New Century Balanced Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$66,627,729	$—	$—	$66,627,729
Money Market Funds	1,074,208	—	—	1,074,208
Total	$67,701,937	$—	$—	$67,701,937

New Century Opportunistic Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$14,129,856	$—	$—	$14,129,856
Money Market Funds	374,936	—	—	374,936
Total	$14,504,792	$—	$—	$14,504,792

New Century International Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$60,110,546	$—	$—	$60,110,546
Money Market Funds	789,411	—	—	789,411
Total	$60,899,957	$—	$—	$60,899,957

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

New Century Alternative Strategies Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$114,428,264	$—	$—	$114,428,264
Money Market Funds	4,516,177	—	—	4,516,177
Total	$118,944,441	$—	$—	$118,944,441

Refer to each Portfolio’s Schedule of Investments for a listing of the securities valued using Level 1 inputs. During the six months ended April 30, 2012, the Portfolios did not have any significant transfers in and out of any Level. In addition, the Portfolios did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended April 30, 2012. It is the Portfolios’ policy to recognize transfers into and out of any Level at the end of the reporting period.

B.	Share Valuation

The net asset value per share of each Portfolio is calculated daily by dividing the total value of each Portfolio’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Portfolio is equal to the net asset value per share, except that shares of each Portfolio are subject to a redemption fee of 2% if redeemed within 30 days of the date of purchase. This redemption fee applies to all shareholders and accounts; however, each Portfolio reserves the right to waive such redemption fees on employer sponsored retirement accounts. No redemption fee is imposed on the exchange of shares among the various Portfolios of the Trust, the redemption of shares representing reinvested dividends or capital gain distributions, or on amounts representing capital appreciation of shares. During the periods ended April 30, 2012 and October 31, 2011, proceeds from redemption fees totaled $0 and $0, respectively, for New Century Capital Portfolio, $369 and $326, respectively, for New Century Balanced Portfolio, $0 and $39, respectively, for New Century Opportunistic Portfolio, $163 and $1,213, respectively, for New Century International Portfolio and $244 and $618, respectively, for New Century Alternative Strategies Portfolio. Any redemption fees collected are credited to paid-in capital of the applicable Portfolio.

C.	Investment Transactions

Investment transactions are recorded on a trade date basis for financial reporting purposes. Gains and losses on securities sold are determined on a specific identification method.

D.	Income Recognition

Interest, if any, is accrued on portfolio investments daily. Dividend income and capital gain distributions are recorded on the ex-dividend date or as soon as the information is available if after the ex-date.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

E.	Distributions to Shareholders

Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of New Century Balanced and New Century Alternative Strategies Portfolios. Dividends from net investment income, if any, are declared and paid annually to shareholders of New Century Capital, New Century Opportunistic and New Century International Portfolios. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the periods ended April 30, 2012 and October 31, 2011 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
New Century Capital Portfolio
April 30, 2012	$—	$497,600	$497,600
October 31, 2011	$—	$—	$—
New Century Balanced Portfolio
April 30, 2012	$828,337	$—	$828,337
October 31, 2011	$941,153	$—	$941,153
New Century International Portfolio
April 30, 2012	$434,898	$—	$434,898
October 31, 2011	$374,706	$—	$374,706
New Century Alternative Strategies Portfolio
April 30, 2012	$1,636,766	$—	$1,636,766
October 31, 2011	$1,655,004	$—	$1,655,004

There were no distributions paid to shareholders of New Century Opportunistic Portfolio for the periods ended April 30, 2012 and October 31, 2011.

F.	Cost of Operations

The Portfolios bear all costs of their operations other than expenses specifically assumed by the Adviser. Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

G.	Use of Estimates

In preparing financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

(2)	INVESTMENT ADVISORY FEES, ADMINISTRATIVE AGREEMENT AND TRUSTEES’ FEES

Each Portfolio has a separate Investment Advisory Agreement with the Adviser. Investment advisory fees for each Portfolio are computed daily and paid monthly. The investment advisory fees for each Portfolio, except for New Century Alternative Strategies Portfolio, are computed at an annualized rate of 1% on the first $100 million of average daily net assets and .75% of average daily net assets exceeding that amount. The investment advisory fees for New Century Alternative Strategies Portfolio are computed at an annualized rate of .75% of average daily net assets. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of the Portfolios combined.

The Adviser has contractually agreed to limit the total expenses (excluding interest, taxes, brokerage, acquired fund fees and extraordinary expenses) to an annual rate of 1.50% of average net assets for each of the Portfolios. The total expenses do not include a Portfolio’s proportionate share of expenses of the underlying investment companies in which such Portfolio invests. This contractual fee waiver is in place until March 1, 2013. For the six months ended April 30, 2012, the Adviser waived $29,121 of advisory fees for New Century Opportunistic Portfolio. No waiver was necessary for New Century Capital, New Century Balanced, New Century International or New Century Alternative Strategies Portfolios.

Any advisory fees waived and/or any other operating expenses absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Portfolio to the Adviser, if so requested by the Adviser, provided the aggregate amount of the Portfolio’s current total operating expenses for such fiscal year does not exceed the applicable existing limitation on Portfolio expenses, and the reimbursement is made within three years after the year in which the Adviser incurred the expense. During the six months ended April 30, 2012, the Adviser did not recoup any fee waivers or expense reimbursements from New Century Opportunistic Portfolio. The Adviser has recouped all previous fee waivers and expense reimbursements for New Century Balanced, New Century International and New Century Alternative Strategies Portfolios. No fees have been waived or expenses reimbursed for New Century Capital Portfolio.

As of April 30, 2012, the amounts available for reimbursement that have been paid and/or waived by the Adviser on behalf of New Century Opportunistic Portfolio are $178,112. As of April 30, 2012, the Adviser may recapture a portion of such amounts no later than the dates as stated below:

	October 31, 2012	October 31, 2013	October 31, 2014	April 30, 2015
New Century Opportunistic Portfolio	$30,875	$62,510	$55,606	$29,121

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

Fees paid by the Portfolios pursuant to an Administration Agreement with the Adviser to administer the ordinary course of the Portfolios’ business are paid monthly based on actual expenses incurred in the overseeing of the Portfolios’ affairs.

The Portfolios pay each Trustee who is not affiliated with the Adviser a $16,000 annual retainer, paid quarterly, and a per meeting fee of $4,750. The Portfolios will also pay each Trustee who is not affiliated with the Adviser a $4,750 special meeting fee if held independent of a regularly scheduled board meeting. Any Trustee who is affiliated with the Adviser does not receive compensation from the Portfolios at this time.

(3)	DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

The Portfolios have adopted a Distribution Plan (the “Plan”) under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. Under the Plan, each Portfolio may pay up to .25% of its average daily net assets to the Distributor for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not “interested persons” of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

During the six months ended April 30, 2012, the Distributor received $107,596, $65,655, $16,911, $70,219 and $95,205 from New Century Capital, New Century Balanced, New Century Opportunistic, New Century International and New Century Alternative Strategies Portfolios, respectively, pursuant to the Plan. As described below, these net amounts were offset by the sales commissions and other compensation received by the Distributor.

During the six months ended April 30, 2012, the Distributor also received sales commissions and other compensation of $4,297, $16,716, $0, $4,589 and $47,539 in connection with the purchase of investment company shares by New Century Capital, New Century Balanced, New Century Opportunistic, New Century International and New Century Alternative Strategies Portfolios, respectively. The Distributor has voluntarily agreed to reduce payments made by each Portfolio pursuant to the Plan in amounts equal to the sales commissions and other compensation.

Certain officers and Trustees of New Century are also officers and/or directors of the Adviser and the Distributor.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

(4)	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2012, the cost of purchases and the proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century Opportunistic Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Purchase of investment securities	$727,571	$4,491,159	$535,852	$301,504	$16,579,128
Proceeds from sales of investment securities	$2,003,218	$4,693,115	$538,903	$3,020,781	$19,222,569

(5)	TAX MATTERS

It is each Portfolio’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its taxable net income, the Portfolio (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of accumulated earnings at April 30, 2012 was as follows:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century Opportunistic Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Accumulated undistributed ordinary income (loss)	$24,908	$43,270	$(20,314)	$283,772	$(308,211)
Net unrealized appreciation	24,191,896	12,254,888	3,377,685	16,830,569	11,148,501
Capital loss carryforwards	—	(2,684,405)	(1,624,719)	(4,893,454)	(11,607,781)
Other gains	868,952	811,506	175,083	176,011	2,618,324
Total accumulated earnings	$25,085,756	$10,425,259	$1,907,735	$12,396,898	$1,850,833

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

The following information is based upon the federal income tax cost of investment securities as of April 30, 2012:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century Opportunistic Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Federal income tax cost	$68,591,122	$55,447,049	$11,127,107	$44,069,388	$107,795,940
Gross unrealized appreciation	$24,192,076	$12,693,316	$3,464,439	$17,946,421	$13,519,654
Gross unrealized depreciation	(180)	(438,428)	(86,754)	(1,115,852)	(2,371,153)
Net unrealized appreciation	$24,191,896	$12,254,888	$3,377,685	$16,830,569	$11,148,501

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Balanced, New Century Opportunistic and New Century Alternative Strategies Portfolios is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of October 31, 2011, the Portfolios had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after October 31, 2011 for an unlimited period. Capital losses incurred during post-enactment taxable years are required to be utilized prior to those losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards are more likely to expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Expires October 31,	New Century Balanced Portfolio	New Century Opportunistic Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
2016	$2,581,125	$1,624,719	$3,363,552	$—
2017	—	—	1,529,902	9,776,758
2018	103,280	—	—	1,831,023
	$2,684,405	$1,624,719	$4,893,454	$11,607,781

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2012 (Unaudited)

The Portfolios recognize the tax benefits or expenses of uncertain tax positions only when the positions are “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Portfolios’ tax positions taken on Federal income tax returns for all open tax years (tax years ended October 31, 2009 through October 31, 2011) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

(6)	CONTINGENCIES AND COMMITMENTS

New Century indemnifies its officers and Trustees for certain liabilities that might arise from the performance of their duties to the Portfolios. Additionally, in the normal course of business, New Century, on behalf of its Portfolios, enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, New Century expects the risk of loss to be remote.

(7)	RECENT ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and the IFRSs.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Portfolios’ financial statement disclosures.

(8)	SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIOS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, underlying fund fees and other expenses. The following examples are intended to help you understand ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the tables below are based on an investment of $1,000 made at the beginning of the period shown (November 1, 2011) and held for the entire period (April 30, 2012).

The table below illustrates each Portfolio’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with an initial investment of $1,000 in each of the Portfolios. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolios under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Portfolios’ ongoing costs with those of other mutual funds. It assumes that each Portfolio had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolios’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Portfolios do not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares of the Portfolios held for less than 30 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. In addition, the calculations do not reflect the Portfolios’ proportionate shares of expenses of the underlying investment companies in which the Portfolios invest.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIOS’ EXPENSES (Unaudited)
(Continued)

More information about the Portfolios’ expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Portfolios’ prospectus.

New Century Capital Portfolio

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,097.50	$7.61
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.60	$7.32

*
Expenses are equal to the New Century Capital Portfolio’s annualized expense ratio of 1.46% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

New Century Balanced Portfolio

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,065.30	$7.45
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.65	$7.27

*
Expenses are equal to the New Century Balanced Portfolio’s annualized expense ratio of 1.45% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

New Century Opportunistic Portfolio

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,101.10	$7.84
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.40	$7.52

*
Expenses are equal to the New Century Opportunistic Portfolio’s annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIOS’ EXPENSES (Unaudited)
(Continued)

New Century International Portfolio

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,040.70	$7.61
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.40	$7.52

*
Expenses are equal to the New Century International Portfolio’s annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

New Century Alternative Strategies Portfolio

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,044.90	$5.69
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.29	$5.62

*
Expenses are equal to the New Century Alternative Strategies Portfolio’s annualized expense ratio of 1.12% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

INVESTMENT ADVISER AND ADMINISTRATOR
Weston Financial Group, Inc.
Wellesley, MA

DISTRIBUTOR
Weston Securities Corporation
Wellesley, MA

COUNSEL
Greenberg Traurig, LLP
Philadelphia, PA

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
BBD, LLP
Philadelphia, PA

TRANSFER AGENT
Ultimus Fund Solutions, LLC
Cincinnati, OH

CUSTODIAN
US Bank, N.A.
Cincinnati, OH

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fees, expenses and other pertinent information.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC’s website at http://www.sec.gov.

The Portfolios file a complete listing of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available without charge upon request by calling 1-888-639-0102, or on the SEC’s website at http://www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, or by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has a standing nominating committee responsible for the selection and nomination to serve as trustees of the registrant.  Although the nominating committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the nominating committee is willing to consider nominations received from shareholders.  Shareholders wishing to submit a nomination should do so by notifying the Secretary of the registrant, in writing, at the following address: 100 William Street, Suite 200, Wellesley, Massachusetts 02481-3902.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nichole M. Tremblay, President

Date	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nichole M. Tremblay, President
Date	June 26, 2012

By (Signature and Title)*		/s/ Stephen G. DaCosta
Stephen G. DaCosta, Treasurer
Date	June 26, 2012

* Print the name and title of each signing officer under his or her signature.